Related Party Transactions - Additional Information (Details)						1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 10, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	Jul. 15, 2021 USD ($)	Apr. 02, 2021 shares	Apr. 02, 2021 shares	Mar. 31, 2022 USD ($)	Feb. 19, 2021 $ / shares shares	Feb. 16, 2021 shares	Feb. 16, 2021 shares	Dec. 28, 2020 USD ($) shares	Dec. 28, 2020 shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Jan. 27, 2023 USD ($)	Oct. 03, 2022 USD ($)	Mar. 01, 2022 USD ($) $ / shares	Jan. 03, 2022 USD ($) $ / shares	Dec. 23, 2020 USD ($)
Percentage of debt converted into equity
Value of shares purchased | $	$ 111,000,000
Recapitalization Exchange Ratio	0.4887
Proceeds from Convertible Debt												$ 0	$ 4,873,000	$ 4,873,000	$ 0
Debt instrument issued in a non cash transaction												$ 0	$ 1,148,000	1,148,000	0
Debt instrument conversion price per share | $ / shares												$ 9.8
PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Forfeited shares (in Shares) | shares								1,125,000	1,125,000
Issued and outstanding shares percentage								20.00%	20.00%
Generating gross proceeds															8,500,000
Loans Payable																					$ 300,000
Outstanding Promissory Note																					$ 129,000
Working capital loans														$ 1,500,000
Warrant price per shares (in Dollars per share) | $ / shares														$ 2
Aggregate principal amount		$ 750,000	$ 500,000
Borrowed loans														$ 1,000,000	250,000
Payment for office space														10,000
Incurred expenses														120,000	11,000
Accrued expenses														169,000	100,000
Due to related parties														61,000	61,000
Proceeds from note payable to related party														$ 750,000	$ 392,358
Kinduct [Member] | Exchange of Notes [Member]
Percentage of debt converted into equity
Debt instrument issued in a non cash transaction						$ 1,100,000
Troubled debt restructuring contingent payments amount																			$ 1,100,000	$ 1,100,000
Convertible Debt [Member] | Kinduct [Member]
Percentage of debt converted into equity
Troubled debt restructuring contingent payments amount																				1,100,000
Convertible Debt [Member] | Kinduct [Member] | Exchange of Notes [Member]
Percentage of debt converted into equity
Troubled debt restructuring contingent payments amount																			$ 1,000,000	$ 1,000,000
Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Maximum [Member]
Percentage of debt converted into equity
Debt Instrument Face Amount																		$ 1,250,000
Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Minimum [Member]
Percentage of debt converted into equity
Debt Instrument Face Amount																		$ 500,000
Over-Allotment Option [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Issuance of shares (in Shares) | shares							2,500,000
Price per share (in dollars per share) | $ / shares | $ / shares							$ 10
Private Placement Warrants [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Issuance of shares (in Shares) | shares														4,250,000
Price per share (in dollars per share) | $ / shares | $ / shares														$ 2
Generating gross proceeds														$ 8,500,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Issuance of shares (in Shares) | shares										7,906,250	7,906,250
Share dividend (in Shares) | shares								718,750	718,750
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Forfeited shares (in Shares) | shares				500,000	500,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Maximum [Member]
Percentage of debt converted into equity
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Minimum [Member]
Percentage of debt converted into equity
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Price per share (in dollars per share) | $ / shares | $ / shares														$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Price per share (in dollars per share) | $ / shares | $ / shares														$ 11.5
Founder Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Initial business combination, description														The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Sponsor [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Percentage of debt converted into equity
Value of shares purchased | $										$ 25,000
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member]
Percentage of debt converted into equity
Outstanding Promissory Note																$ 1,250,000
Debt Instrument Interest Rate																	0.00%
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Maximum [Member]
Percentage of debt converted into equity
Debt Instrument Face Amount																	$ 1,500,000
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Minimum [Member]
Percentage of debt converted into equity
Debt Instrument Face Amount																	$ 250,000
Affiliated Entity [Member] | Convertible Promissory Note Rate [Member]
Percentage of debt converted into equity
Related party transaction rate of interest						6.00%
Affiliated Entity [Member] | Amount Issued [Member]
Percentage of debt converted into equity
Amounts of transaction						$ 1,000,000
Affiliated Entity [Member] | Deferred Payout Liability [Member]
Percentage of debt converted into equity
Amounts of transaction						1,100,000
Affiliated Entity [Member] | Convertible Promissory Notes To Sellers Of Kinduct [Member]
Percentage of debt converted into equity
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	651,840
RelatedPartyTransactionPercentageOfDebtConvertedIntoEquity	100
Conversion price | $ / shares	$ 9.8
Amounts of transaction						1,100,000
Debt instrument issued in a non cash transaction						1,100,000
Investor [Member] | Preferred Stock Investors [Member]
Percentage of debt converted into equity
Proceeds from note payable to related party						$ 4,900,000
Other Related Parties [Member] | Exchange of Notes [Member]
Percentage of debt converted into equity
Interest expense related party														$ 500,000
Other Related Parties [Member] | Convertible Debt [Member]
Percentage of debt converted into equity
RelatedPartyTransactionPercentageOfDebtConvertedIntoEquity	100
Related party transaction rate of interest						6.00%
Other Related Parties [Member] | Convertible Debt [Member] | Exchange of Notes [Member]
Percentage of debt converted into equity
Related party transaction rate of interest						6.00%
Interest expense related party														300,000
Amortization of financing costs														$ 200,000
Debt instrument conversion price per share | $ / shares																			$ 4.79	$ 4.79
Debt instrument ratio of repayment amount to principal																			1.5	1.5
Long term debt month of maturity						2023-09
Other Related Parties [Member] | Convertible Debt [Member] | Exchange of Notes [Member] | Subsequent Event [Member]
Percentage of debt converted into equity
Debt instrument conversion price per share | $ / shares	$ 4.79
Percentage of debt converted into equity	100.00%
Debt instrument number of shares issued on conversion | shares	1,333,712
Preferred Stock Investors [Member]
Percentage of debt converted into equity
Proceeds from Convertible Debt						$ 4,900,000
Preferred Stock Investors [Member] | Convertible Debt [Member]
Percentage of debt converted into equity
Proceeds from Convertible Debt						$ 4,900,000